Award Timing Disclosure	12 Months Ended
Jun. 27, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity awards are discretionary and are generally granted to our named executive officers in August of each year. In certain circumstances, including the hiring or promotion of an officer, the Compensation and Talent Committee may approve grants to be effective at other times. We do not currently grant stock options to our employees. The Compensation and Talent Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in fiscal 2025, and our company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	Equity awards are discretionary and are generally granted to our named executive officers in August of each year. In certain circumstances, including the hiring or promotion of an officer, the Compensation and Talent Committee may approve grants to be effective at other times.
Award Timing, How MNPI Considered	The Compensation and Talent Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in fiscal 2025, and our company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.